Consolidated Shareholders' Equity - Disclosure of Stock Subscription Option Plan Outstanding and Option Exercised (Detail)	12 Months Ended
	Dec. 31, 2018 € / shares	May 02, 2018 shares	May 10, 2017 shares	May 04, 2016 shares
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding	80,671
Number of options granted | shares		220,000	378,040	402,750
Stock subscription option plan one [member]
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding	1,021,002
Date of grant	Mar. 02, 2009
Number of options granted	7,736,480
Start date of exercise period	Mar. 04, 2013
Expiry date	Mar. 01, 2019
Exercise price	€ 45.09
Stock subscription option plan two [member]
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding	2,412,300
Date of grant	Mar. 01, 2010
Number of options granted	8,121,355
Start date of exercise period	Mar. 03, 2014
Expiry date	Feb. 28, 2020
Exercise price	€ 54.12
Stock subscription option plan three [member]
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding	155,517
Date of grant	Mar. 09, 2011
Number of options granted	874,500
Start date of exercise period	Mar. 10, 2015
Expiry date	Mar. 09, 2021
Exercise price	€ 50.48
Stock subscription option plan four [member]
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding	496,210
Date of grant	Mar. 05, 2012
Number of options granted	814,050
Start date of exercise period	Mar. 06, 2016
Expiry date	Mar. 05, 2022
Exercise price	€ 56.44
Stock subscription option plan five [member]
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding	505,199
Date of grant	Mar. 05, 2013
Number of options granted	788,725
Start date of exercise period	Mar. 06, 2017
Expiry date	Mar. 05, 2023
Exercise price	€ 72.19
Stock subscription option plan six [member]
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding	797,315
Date of grant	Mar. 05, 2014
Number of options granted	1,009,250
Start date of exercise period	Mar. 06, 2018
Expiry date	Mar. 05, 2024
Exercise price	€ 73.48
Stock subscription option plan seven [member]
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding	388,464
Date of grant	Jun. 24, 2015
Number of options granted	435,000
Start date of exercise period	Jun. 25, 2019
Expiry date	Jun. 24, 2025
Exercise price	€ 89.38
Stock subscription option plan eight [member]
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding	398,000
Date of grant	May 04, 2016
Number of options granted	402,750
Start date of exercise period	May 05, 2020
Expiry date	May 04, 2026
Exercise price	€ 75.90
Stock subscription option plan nine [member]
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding	374,895
Date of grant	May 10, 2017
Number of options granted	378,040
Start date of exercise period	May 11, 2021
Expiry date	May 10, 2027
Exercise price	€ 88.97
Stock subscription option plan ten [member]
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding	220,000
Date of grant	May 02, 2018
Number of options granted	220,000
Start date of exercise period	May 02, 2022
Expiry date	May 02, 2028
Exercise price	€ 65.84
Stock subscription option plan [member]
Disclosure of stock subscription option plan outstanding and option exercised [line items]
Number of options outstanding	6,768,902